COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) carrier	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 1,715,000	$ 1,753,000
Long-term debt		613,551
Book value of assets with finance lease liabilities	1,268,000	1,278,000
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	597,898	621,907
Property not subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,269,000	1,352,000
Property subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	446,000	401,000
Vessels under finance lease, net
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	717,000	714,000
Investments in direct financing leases
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	551,000	563,000
Debt for Acquired Equipment [Member]
Commitments and Contingencies [Line Items]
Long-term Line of Credit	1,609,300
Debt for Acquired Equipment [Member] | Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	597,900
Debt for Acquired Equipment [Member] | Company and Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Line of Credit	2,207,200	2,249,100
Installation of scrubbers [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 14,100	33,400
number of vessels being upgraded | carrier	9,000
Installation of BWTS [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 6,800	$ 9,200
number of vessels being upgraded | carrier	17,000